Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	December 31,
	2016	2015
Assets:
Cash	$4,631,554	$8,785,338
Investment Securities, Available For Sale	213,000	154,902
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	90,441,110	93,150,771
Accounts Receivable and Other Assets	31,275	25,242
Total Assets	$95,471,939	$102,271,253
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$121,965	$66,130
Note Payable	13,000,000	—
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	71,110,974	90,966,123
Total Liabilities and Shareholders’ Equity	$95,471,939	$102,271,253

Condensed Statements of Income Data

Condensed Statements of Income Data

	Years Ended December 31,
	2016	2015	2014
Income:
Equity in Earnings of Security Federal Bank	$410,959	$506,074	$3,779,212
Dividend Income from Security Federal Bank	6,000,000	6,000,000	2,400,000
Miscellaneous Income	21,530	15,828	12,937
Total Income	6,432,489	6,521,902	6,192,149
Expenses:
Interest Expense	688,750	591,054	587,859
Other Expenses	69,603	18,822	19,382
Total Expenses	758,353	609,876	607,241
Income Before Income Taxes	5,674,136	5,912,026	5,584,908
Income Tax Benefit	(250,520)	(203,901)	(225,832)
Net Income	5,924,656	6,115,927	5,810,740
Preferred Stock Dividends	(422,889)	(440,000)	(440,000)
Gain on Redemption of Preferred Stock	660,000	—	—
Net Income Available to Common Shareholders	$6,161,767	$5,675,927	$5,370,740

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2016	2015	2014
Operating Activities:
Net Income	$5,924,656	$6,115,927	$5,810,740
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(410,959)	(506,074)	(3,779,212)
Stock Compensation Expense	7,912	12,676	12,676
(Increase) Decrease in Accounts Receivable	14,207	825	(49)
Increase in Accounts Payable	15,841	1,758	270
Net Cash Provided By Operating Activities	5,551,657	5,625,112	2,044,425
Financing Activities:
Redemption of Preferred Stock	(21,340,000)	—	—
Proceeds from Note Payable	14,000,000	—	—
Repayment of Note Payable	(1,000,000)	—	—
Dividends Paid to Shareholders-Preferred Stock	(422,889)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock	(942,552)	(942,552)	(942,080)
Net Cash Used in Financing Activities	(9,705,441)	(1,382,552)	(1,382,080)
Net Increase (Decrease) in Cash	(4,153,784)	4,242,560	662,345
Cash at Beginning of Period	8,785,338	4,542,778	3,880,433
Cash at End of Period	$4,631,554	$8,785,338	$4,542,778